Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Allowance for loan losses	$ 978,754	$ 1,081,658
Net carrying amount	23,795,548	21,576,108
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,617,981	23,134,814
- Charge-offs	(292,655)	(315,765)
- Changes due to modifications that did not result in derecognition	(292,108)	(265,977)
New financial assets originated or purchased	12,417,491	8,916,631
Financial assets that have been derecognized	(9,796,913)	(8,450,587)
Foreign exchange and other movements	89,564	(401,135)
Ending balance	24,743,360	22,617,981
Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	947,812	1,041,873
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(25,936)	869
New financial assets originated or purchased	210,999	291,865
Financial assets that have been derecognized	(290,422)	(162,519)
Foreign exchange and other movements	6,599	(4,773)
Allowance for loan losses	681,029	747,617	$ 545,199
Net carrying amount	14,991,641	14,061,182
Commercial loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	14,808,799	15,460,544
- Charge-offs	(148,053)	(168,662)
- Changes due to modifications that did not result in derecognition	(188,049)	(174,255)
New financial assets originated or purchased	8,385,696	6,663,157
Financial assets that have been derecognized	(7,303,407)	(6,708,654)
Foreign exchange and other movements	117,684	(263,331)
Ending balance	15,672,670	14,808,799
Commercial loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	681,029	747,617
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(84)	(1,344)
Financial assets that have been derecognized	(20,708)	(5,316)
Foreign exchange and other movements	89	5,845
Allowance for loan losses	77,298	73,465	$ 78,501
Net carrying amount	6,167,673	5,243,288
Mortgages loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	5,316,753
Ending balance	6,244,971	5,316,753
Mortgages loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	77,298	73,465
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(822)
New financial assets originated or purchased	96,197
Financial assets that have been derecognized	(46,744)
Foreign exchange and other movements	908
Allowance for loan losses	189,485	220,791
Net carrying amount	2,636,234	2,271,638
Consumer loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	2,492,429
Ending balance	2,825,719	2,492,429
Consumer loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	189,485	220,791
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	1,088,954	610,506
- Charge-offs	(538)	(198)
- Changes due to modifications that did not result in derecognition	2,197	(3,089)
New financial assets originated or purchased	464,664	235,149
Financial assets that have been derecognized	(386,106)	(191,909)
Foreign exchange and other movements	27,598	66,523
Ending balance	1,196,769	1,088,954
Individually assessed for credit losses [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	256,091	321,444
Individually assessed for credit losses [member] | Commercial loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	1,088,954	610,506
- Charge-offs	(538)	(198)
- Changes due to modifications that did not result in derecognition	2,197	(3,089)
New financial assets originated or purchased	464,664	235,149
Financial assets that have been derecognized	(386,106)	(191,909)
Foreign exchange and other movements	27,598	66,523
Ending balance	1,196,769	1,088,954
Individually assessed for credit losses [member] | Commercial loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	256,091	321,444
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	100,922	20,807
- Net Transfer to stage 2	(7,725)	(7,573)
- Net Transfer to stage 3		(5,410)
New financial assets originated or purchased	63,208	32,170
Financial assets that have been derecognized	(18,057)	(13,399)
Foreign exchange and other movements	(41,374)	25,096
Ending balance	96,974	100,922
Individually assessed for credit losses [member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	100,922	20,807
- Net Transfer to stage 2	(7,725)	(7,573)
- Net Transfer to stage 3		(5,410)
New financial assets originated or purchased	63,208	32,170
Financial assets that have been derecognized	(18,057)	(13,399)
Foreign exchange and other movements	(41,374)	25,096
Ending balance	96,974	100,922
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	499,537	321,488
- Net Transfer to stage 2	8,551	7,573
- Net Transfer to stage 3	(129,888)	(84,512)
- Changes due to modifications that did not result in derecognition	(1,306)	(1,810)
New financial assets originated or purchased	216,737	80,355
Financial assets that have been derecognized	(174,661)	(73,546)
Foreign exchange and other movements	89,013	79,267
Ending balance	507,983	499,537
Individually assessed for credit losses [member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	499,537	321,488
- Net Transfer to stage 2	8,551	7,573
- Net Transfer to stage 3	(129,888)	(84,512)
- Changes due to modifications that did not result in derecognition	(1,306)	(1,810)
New financial assets originated or purchased	216,737	80,355
Financial assets that have been derecognized	(174,661)	(73,546)
Foreign exchange and other movements	89,013	79,267
Ending balance	507,983	499,537
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	488,495	268,211
- Net Transfer to stage 2	(826)
- Net Transfer to stage 3	129,888	89,922
- Charge-offs	(538)	(198)
- Changes due to modifications that did not result in derecognition	3,503	(1,279)
New financial assets originated or purchased	184,719	122,624
Financial assets that have been derecognized	(193,388)	(104,964)
Foreign exchange and other movements	(20,041)	(37,840)
Ending balance	591,812	488,495
Individually assessed for credit losses [member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	488,495	268,211
- Net Transfer to stage 2	(826)
- Net Transfer to stage 3	129,888	89,922
- Charge-offs	(538)	(198)
- Changes due to modifications that did not result in derecognition	3,503	(1,279)
New financial assets originated or purchased	184,719	122,624
Financial assets that have been derecognized	(193,388)	(104,964)
Foreign exchange and other movements	(20,041)	(37,840)
Ending balance	591,812	488,495
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,529,027	22,524,308
- Charge-offs	(292,117)	(315,567)
- Changes due to modifications that did not result in derecognition	(294,305)	(262,888)
New financial assets originated or purchased	11,952,827	8,681,482
Financial assets that have been derecognized	(9,410,807)	(8,258,678)
Foreign exchange and other movements	61,966	(467,658)
Ending balance	23,546,591	21,529,027
Collectively assessed for credit losses [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	691,721	720,429
Collectively assessed for credit losses [member] | Commercial loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	13,719,845	14,850,038
- Charge-offs	(147,515)	(168,464)
- Changes due to modifications that did not result in derecognition	(190,246)	(171,166)
New financial assets originated or purchased	7,921,032	6,428,008
Financial assets that have been derecognized	(6,917,301)	(6,516,745)
Foreign exchange and other movements	90,086	(329,854)
Ending balance	14,475,901	13,719,845
Collectively assessed for credit losses [member] | Commercial loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	424,938	426,173
Collectively assessed for credit losses [member] | Mortgages loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	5,316,753	4,876,041
- Charge-offs	(11,402)	(12,491)
- Changes due to modifications that did not result in derecognition	(46,338)	(33,592)
New financial assets originated or purchased	2,453,883	1,050,291
Financial assets that have been derecognized	(1,431,188)	(504,911)
Foreign exchange and other movements	(36,737)	(58,585)
Ending balance	6,244,971	5,316,753
Collectively assessed for credit losses [member] | Mortgages loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	77,298	73,465
Collectively assessed for credit losses [member] | Consumer loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	2,492,429	2,798,229
- Charge-offs	(133,200)	(134,612)
- Changes due to modifications that did not result in derecognition	(57,721)	(58,130)
New financial assets originated or purchased	1,577,912	1,203,183
Financial assets that have been derecognized	(1,062,318)	(1,237,022)
Foreign exchange and other movements	8,617	(79,219)
Ending balance	2,825,719	2,492,429
Collectively assessed for credit losses [member] | Consumer loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	189,485	220,791
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	16,327,018	18,691,115
Changes in the allowances - Net Transfer to stage 1	1,184,076	627,546
- Net Transfer to stage 2	(554,440)	(1,791,800)
- Net Transfer to stage 3	(73,679)	(69,979)
- Charge-offs	(18,776)	(15,705)
- Changes due to modifications that did not result in derecognition	(270,726)	(235,650)
New financial assets originated or purchased	10,860,705	6,798,612
Financial assets that have been derecognized	(7,562,147)	(7,224,940)
Foreign exchange and other movements	63,692	(402,950)
Ending balance	19,955,723	16,327,018
Collectively assessed for credit losses [member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	10,427,978	12,445,411
Changes in the allowances - Net Transfer to stage 1	362,152	196,395
- Net Transfer to stage 2	(401,663)	(829,499)
- Net Transfer to stage 3	(50,688)	(37,142)
- Charge-offs	(4,209)	(443)
- Changes due to modifications that did not result in derecognition	(176,687)	(156,731)
New financial assets originated or purchased	7,101,166	5,000,040
Financial assets that have been derecognized	(5,643,512)	(5,865,418)
Foreign exchange and other movements	100,762	(275,404)
Ending balance	11,715,299	10,427,978
Collectively assessed for credit losses [member] | Stage1 [member] | Mortgages loans [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	4,166,515	4,043,765
Changes in the allowances - Net Transfer to stage 1	527,946	265,412
- Net Transfer to stage 2	(47,731)	(613,181)
- Net Transfer to stage 3	(4,862)	(7,706)
- Changes due to modifications that did not result in derecognition	(43,602)	(27,511)
New financial assets originated or purchased	2,342,992	971,616
Financial assets that have been derecognized	(1,081,369)	(411,059)
Foreign exchange and other movements	(44,005)	(54,821)
Ending balance	5,815,884	4,166,515
Collectively assessed for credit losses [member] | Stage1 [member] | Consumer loans [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	1,732,525	2,201,939
Changes in the allowances - Net Transfer to stage 1	293,979	165,739
- Net Transfer to stage 2	(105,046)	(349,120)
- Net Transfer to stage 3	(18,129)	(25,131)
- Charge-offs	(14,567)	(15,262)
- Changes due to modifications that did not result in derecognition	(50,437)	(51,408)
New financial assets originated or purchased	1,416,547	826,956
Financial assets that have been derecognized	(837,266)	(948,463)
Foreign exchange and other movements	6,934	(72,725)
Ending balance	2,424,540	1,732,525
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	4,277,136	2,864,199
Changes in the allowances - Net Transfer to stage 1	(1,171,376)	(601,963)
- Net Transfer to stage 2	599,608	1,876,532
- Net Transfer to stage 3	(137,518)	(153,174)
- Charge-offs	(44,191)	(38,228)
- Changes due to modifications that did not result in derecognition	(21,168)	(25,330)
New financial assets originated or purchased	869,602	1,474,294
Financial assets that have been derecognized	(1,608,876)	(837,836)
Foreign exchange and other movements	(29,682)	(110,636)
Ending balance	2,733,535	4,277,136
Collectively assessed for credit losses [member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	2,564,516	1,725,817
Changes in the allowances - Net Transfer to stage 1	(358,832)	(188,266)
- Net Transfer to stage 2	425,316	848,497
- Net Transfer to stage 3	(71,184)	(95,739)
- Charge-offs	(11,082)	(2,370)
- Changes due to modifications that did not result in derecognition	(10,277)	(11,529)
New financial assets originated or purchased	665,143	1,070,353
Financial assets that have been derecognized	(1,088,960)	(508,072)
Foreign exchange and other movements	(33,964)	(103,453)
Ending balance	2,080,676	2,564,516
Collectively assessed for credit losses [member] | Stage 2 [member] | Mortgages loans [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	1,025,921	656,010
Changes in the allowances - Net Transfer to stage 1	(525,493)	(259,632)
- Net Transfer to stage 2	62,549	669,912
- Net Transfer to stage 3	(26,414)	(36,114)
- Charge-offs	(84)	(63)
- Changes due to modifications that did not result in derecognition	(2,804)	(6,693)
New financial assets originated or purchased	83,827	76,558
Financial assets that have been derecognized	(305,420)	(71,328)
Foreign exchange and other movements	1,978	(2,729)
Ending balance	314,060	1,025,921
Collectively assessed for credit losses [member] | Stage 2 [member] | Consumer loans [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	686,699	482,372
Changes in the allowances - Net Transfer to stage 1	(287,052)	(154,065)
- Net Transfer to stage 2	111,742	358,123
- Net Transfer to stage 3	(39,920)	(21,321)
- Charge-offs	(33,025)	(35,795)
- Changes due to modifications that did not result in derecognition	(8,087)	(7,108)
New financial assets originated or purchased	120,632	327,383
Financial assets that have been derecognized	(214,496)	(258,436)
Foreign exchange and other movements	2,306	(4,454)
Ending balance	338,799	686,699
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	924,873	968,994
Changes in the allowances - Net Transfer to stage 1	(12,700)	(25,583)
- Net Transfer to stage 2	(45,168)	(84,732)
- Net Transfer to stage 3	211,197	223,153
- Charge-offs	(229,150)	(261,634)
- Changes due to modifications that did not result in derecognition	(2,411)	(1,908)
New financial assets originated or purchased	222,520	408,576
Financial assets that have been derecognized	(239,784)	(195,902)
Foreign exchange and other movements	27,956	45,928
Ending balance	857,333	924,873
Collectively assessed for credit losses [member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	727,351	678,810
Changes in the allowances - Net Transfer to stage 1	(3,320)	(8,129)
- Net Transfer to stage 2	(23,653)	(18,998)
- Net Transfer to stage 3	121,872	132,881
- Charge-offs	(132,224)	(165,651)
- Changes due to modifications that did not result in derecognition	(3,282)	(2,906)
New financial assets originated or purchased	154,723	357,615
Financial assets that have been derecognized	(184,829)	(143,255)
Foreign exchange and other movements	23,288	49,003
Ending balance	679,926	727,351
Collectively assessed for credit losses [member] | Stage 3 [member] | Mortgages loans [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	124,317	176,266
Changes in the allowances - Net Transfer to stage 1	(2,453)	(5,780)
- Net Transfer to stage 2	(14,818)	(56,731)
- Net Transfer to stage 3	31,276	43,820
- Charge-offs	(11,318)	(12,428)
- Changes due to modifications that did not result in derecognition	68	612
New financial assets originated or purchased	27,064	2,117
Financial assets that have been derecognized	(44,399)	(22,524)
Foreign exchange and other movements	5,290	(1,035)
Ending balance	115,027	124,317
Collectively assessed for credit losses [member] | Stage 3 [member] | Consumer loans [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	73,205	113,918
Changes in the allowances - Net Transfer to stage 1	(6,927)	(11,674)
- Net Transfer to stage 2	(6,696)	(9,003)
- Net Transfer to stage 3	58,049	46,452
- Charge-offs	(85,608)	(83,555)
- Changes due to modifications that did not result in derecognition	803	386
New financial assets originated or purchased	40,733	48,844
Financial assets that have been derecognized	(10,556)	(30,123)
Foreign exchange and other movements	(623)	(2,040)
Ending balance	$ 62,380	$ 73,205